Segmented Reporting - GK Mine Operations and KNP Resource Developed Exploration and Evaluation Programs (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Sales	$ 226,993	$ 276,334
Cost of sales:
Production costs	153,679	152,585
Cost of acquired diamonds	11,088	16,081
Depreciation and depletion	63,711	82,825
Loss from mine operations	(1,485)
Earnings from mine operations	(1,485)	24,843
Impairment loss on property, plant and equipment	217,366	115,753
Exploration and evaluation expenses	3,807	8,884
Selling, general and administrative expenses	13,153	13,058
Operating loss	(235,811)	(112,852)
Net finance expenses	(39,997)	(38,637)
Derivative gains (losses)	127	(1,214)
Foreign exchange gains (losses)	12,252	20,764
Net loss before taxes	(263,429)	(131,939)
Total assets	595,329	822,695
Total liabilities	521,629	486,549
Gk mine [Member]
Disclosure of operating segments [line items]
Sales	226,993	276,334
Cost of sales:
Production costs	153,679	152,585
Cost of acquired diamonds	11,088	16,081
Depreciation and depletion	63,711	82,825
Loss from mine operations	(1,485)
Earnings from mine operations		24,843
Impairment loss on property, plant and equipment	217,366	115,753
Exploration and evaluation expenses	1,076	4,754
Selling, general and administrative expenses	13,110	13,023
Operating loss	(233,037)	(108,687)
Net finance expenses	(39,920)	(38,635)
Derivative gains (losses)	127	(1,214)
Foreign exchange gains (losses)	12,252	20,765
Net loss before taxes	(260,578)	(127,771)
Total assets	424,272	651,898
Total liabilities	519,074	484,270
KNP [Member]
Disclosure of operating segments [line items]
Sales	0	0
Cost of sales:
Production costs	0	0
Cost of acquired diamonds	0	0
Depreciation and depletion	0	0
Loss from mine operations	0
Earnings from mine operations		0
Impairment loss on property, plant and equipment		0
Exploration and evaluation expenses	2,731	4,130
Selling, general and administrative expenses	43	35
Operating loss	(2,774)	(4,165)
Net finance expenses	(77)	(2)
Derivative gains (losses)	0	0
Foreign exchange gains (losses)	0	(1)
Net loss before taxes	(2,851)	(4,168)
Total assets	171,057	170,797
Total liabilities	$ 2,555	$ 2,279